Reserves (Tables)	12 Months Ended
Jun. 30, 2024
Reserves
Schedule of Reserves
	2024 $	2023 $	2022 $
Unlisted share option reserve	2,741,457	-	-
Share based payment reserve	5,734,601	3,912,367	1,546,983
Foreign currency translation reserve	(86,542)	(65,832)	(29,367)